Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	5,405,010	5,405,010	5,405,010
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	16,482,771	12,613,978	11,986,873
Common stock, shares outstanding	16,415,353	12,590,863	11,986,873
Treasury stock, shares	67,318	23,115	23,115
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0	$ 0